DISAGGREGATION OF REVENUE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

Selected financial information of the Company’s operating revenue for disaggregated revenue purposes by revenue source are as follows: Product sales only represent sales to members, not third parties who are not members.

	Three Months Ended June 30, 2024	Three Months Ended June 30, 2023
Membership Fee	$-	$-
Product Sales	-	6
Food and Beverage	334,882	195,192
Total	$334,882	$195,198

	Six Months Ended June 30, 2024	Six Months Ended June 30, 2023
Membership Fee	$-	$12,583
Product Sales	-	209
Food and Beverage	620,992	382,968
Total	$620,992	$395,760

Selected financial information of the Company’s operating revenue for disaggregated revenue purposes by revenue source are as follows: Product sales only represent sales to members, not third parties who are not members.

	Year ended December 31, 2023	Year ended December 31, 2022
Membership Fee	$12,293	$751,452
Product Sales	465	2,198
Food and Beverage	817,761	449,240
Total	$830,519	$1,202,890